Investment Strategy - Baron WealthBuilder Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund because it invests, at any given time, in the securities of a select number of Baron mutual funds and affiliated exchange-traded funds (“ETFs” and collectively, the “Underlying Funds”), representing specific investment strategies. The Fund normally invests in a variety of domestic and international equity funds. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
The Fund can invest in funds holding U.S. and international stocks; small-cap, small- to mid-cap, mid-cap, large-cap, all-cap stocks; and sector specific stocks.
The portfolio manager decides how much of the Fund’s assets to allocate to underlying fund investments based on the outlook for, and on the relative valuations of, the Underlying Funds and the various markets in which they invest.
Underlying Funds

Baron WealthBuilder Fund

Strategy	Fund

Small Cap	Baron Discovery Fund
Baron Small Cap Fund
Baron Growth Fund

Small-Mid Cap	Baron Focused Growth Fund
Baron SMID Cap ETF

Mid Cap	Baron Asset Fund

Large Cap	Baron Fifth Avenue Growth Fund
Baron Durable Advantage Fund

All Cap	Baron Partners Fund
Baron Opportunity Fund
Baron First Principles ETF

International / Global	Baron International Growth Fund
Baron Emerging Markets Fund
Baron Global Opportunity Fund
Baron India Fund
Baron Global Durable Advantage ETF
Baron Emerging Markets Select ETF

Sector	Baron Real Estate Fund
Baron Real Estate Income Fund
Baron Health Care Fund
Baron Financials ETF
Baron Technology ETF
The Fund may sell shares of the Underlying Funds for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may also modify the list of Underlying Funds at any time, including by adding Underlying Funds that may be created in the future, or change the Fund’s asset allocation at any time, in each case without prior approval from or notice to shareholders. At certain periods, the Fund may hold a portion of its assets in cash, money market securities or other similar liquid investments.